Offerings - Offering: 1	Jun. 16, 2025
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Non-Convertible Debt
Security Class Title	Senior debt securities
Fee Rate	0.01531%
Offering Note	An indeterminate amount of senior debt securities to be offered at indeterminate prices is being registered pursuant to this registration statement. The registrant is deferring payment of the registration fee pursuant to Rule 456(b) and is excluding this information in reliance on Rule 456(b) and Rule 457(r).